Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer of the Company

Schedule of Due to Related Parties	(b) Due to related parties
	As of
Name	March 31, 2026	September 30, 2025
	(Unaudited)
Mr. Gang Lai	$157,207	$446,460
Ms. Lin Yang	87	85
Total due to related parties	$157,294	$446,545